Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2020			$ 321	$ (149,500)	$ 16,695,352	$ (16,144,110)	$ 402,063
Balance, shares at Jan. 31, 2020			31,991,241	(230,000)
Stock options issued for services					52,895		52,895
Common stock issued for exercise of options					14,400		14,400
Common stock issued for exercise of options, shares			24,000
Common stock issued for exercise of warrants			$ 36		3,773,146		3,773,182
Common stock issued for exercise of warrants, shares			3,588,490
Net income (loss)						4,067,206	4,067,206
Balance at Jan. 31, 2021			$ 357	$ (149,500)	20,535,793	(12,076,904)	8,309,746
Balance, shares at Jan. 31, 2021			35,603,731	(230,000)
Stock options issued for services					1,534		1,534
Net income (loss)						1,057,994	1,057,994
Common stock issued for services					18,933		18,933
Stock issued for the exercise of options			$ 2		19,078		19,080
Stock issued for the exercise of options, shares			148,061
Balance at Oct. 31, 2021			$ 359	$ (149,500)	20,575,338	(11,018,910)	9,407,287
Balance, shares at Oct. 31, 2021			35,751,792	(230,000)
Balance at Jan. 31, 2021			$ 357	$ (149,500)	20,535,793	(12,076,904)	8,309,746
Balance, shares at Jan. 31, 2021			35,603,731	(230,000)
Stock options issued for services					1,863		1,863
Common stock issued for exercise of options			$ 2		19,078		19,080
Common stock issued for exercise of options, shares			148,061
Net income (loss)						(251,926)	(251,926)
Common stock issued for services					31,055		31,055
Common stock issued for services, shares			7,000
Balance at Jan. 31, 2022			$ 359	$ (149,500)	20,587,789	(12,328,830)	8,109,818
Balance, shares at Jan. 31, 2022			35,758,792	(230,000)
Balance at Jul. 31, 2021			$ 359	$ (149,500)	20,555,657	(11,013,455)	9,393,061
Balance, shares at Jul. 31, 2021			35,725,041
Stock options issued for services					748		748
Net income (loss)						(5,455)	(5,455)
Common stock issued for services					18,933		18,933
Stock issued for the exercise of options
Stock issued for the exercise of options, shares			26,751
Balance at Oct. 31, 2021			$ 359	$ (149,500)	20,575,338	(11,018,910)	9,407,287
Balance, shares at Oct. 31, 2021			35,751,792	(230,000)
Balance at Jan. 31, 2022			$ 359	$ (149,500)	20,587,789	(12,328,830)	8,109,818
Balance, shares at Jan. 31, 2022			35,758,792	(230,000)
Stock options issued for services					28,288		28,288
Net income (loss)						458,391	458,391
Common stock issued for services					7,671		7,671
Issuance of Preferred B Shares, net of issuance costs					1,122,800		1,122,800
Issuance of Preferred B Shares, net of issuance costs, shares		47,200
Series B Preferred dividend						(12,413)	(12,413)
Stock issued for the exercise of options					26,250		$ 26,250
Stock issued for the exercise of options, shares			57,093				130,000
Stock issued for the acquisition of equity investment in Chef Inspirational			$ 5		699,995		$ 700,000
Stock issued for the acquisition of equity investment in Chef Inspirational, shares			501,972
Balance at Oct. 31, 2022			$ 364	$ (149,500)	22,472,793	(11,882,852)	10,440,805
Balance, shares at Oct. 31, 2022		47,200	36,317,857	(230,000)
Balance at Jul. 31, 2022			$ 364	$ (149,500)	21,326,367	(12,968,379)	8,208,852
Balance, shares at Jul. 31, 2022			36,317,857	(230,000)
Stock options issued for services					15,955		15,955
Net income (loss)						1,097,940	1,097,940
Common stock issued for services					7,671		7,671
Issuance of Preferred B Shares, net of issuance costs					1,122,800		1,122,800
Issuance of Preferred B Shares, net of issuance costs, shares		47,200
Series B Preferred dividend						(12,413)	(12,413)
Balance at Oct. 31, 2022			$ 364	$ (149,500)	$ 22,472,793	$ (11,882,852)	$ 10,440,805
Balance, shares at Oct. 31, 2022		47,200	36,317,857	(230,000)